Trade payables and other current liabilities - Disclosure of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 341	€ 258
Payroll tax and other payroll liabilities	5,782	4,820
Other payables	1,247	453
Other current liabilities	€ 7,370	€ 5,531